Main items related to operating activities - Cash flow from operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Detail of interest, taxes and dividends
Interests paid	$ (2,292)	$ (1,886)	$ (2,145)
Interests received	655	284	197
Income tax paid	(14,486)	(4,508)	(2,858)
Dividends received	3,955	2,346	1,444
Detail of changes in working capital
Inventories	(3,805)	(5,903)	2,274
Accounts receivable	(3,272)	(6,788)	4,818
Other current assets	(3,523)	(21,026)	3,374
Accounts payable	5,313	12,073	(5,355)
Other creditors and accrued liabilities	6,478	21,028	(3,242)
NET AMOUNT, DECREASE (INCREASE)	1,191	(616)	1,869
Detail of changes in provisions and deferred taxes
Accruals	2,177	(467)	350
Deferred taxes	2,417	1,429	(2,132)
TOTAL	$ 4,594	$ 962	$ (1,782)